Income Taxes - Effective Income Tax Rate Reconciliation (Detail) - USD ($) $ in Thousands		3 Months Ended			9 Months Ended			12 Months Ended
	Dec. 22, 2017	Oct. 31, 2020	Nov. 02, 2019	Feb. 02, 2019	Oct. 31, 2020	Nov. 02, 2019	Feb. 02, 2019	Feb. 01, 2020	Feb. 02, 2019	Feb. 03, 2018
Income before income taxes		$ 58,393	$ 29,058		$ 217,567	$ 104,219
Federal income tax at the statutory rate		21.00%		21.00%	21.00%		21.00%
State income tax, net of federal benefit		0.80%		1.80%	0.90%		1.80%
Increase in tax expense resulting from:
Income tax expense		$ (1,193)	$ 506		$ 325	$ 1,914
Effect of pre-IPOpass-through income allocated to our members		(23.10%)		(21.00%)	(21.60%)		(21.00%)
Effect of permanent items		(0.70%)			(0.20%)		0.00%
Other, including foreign		0.00%			0.00%		0.00%
Effective income tax rate		(2.00%)		1.80%	0.10%		1.80%
New Academy Holding Company, LLC
Income before income taxes								$ 122,860	$ 23,393	$ 61,282
Federal income tax at the statutory rate	35.00%							21.00%	21.00%	33.80%
Tax at federal statutory rate								$ 25,801	$ 4,913	$ 20,731
Increase in tax expense resulting from:
State income tax								2,818	1,898	2,725
Foreign tax								(1)	53	56
Effect of rates due to pass through entities								(25,801)	(4,913)	(20,731)
Income tax expense								$ 2,817	$ 1,951	$ 2,781
Effective income tax rate								2.30%	8.30%	4.50%